PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 9,809	$ 15,858
Actual return on plan assets	433	(4,392)
Employer contributions	2,175	2,900
Foreign currency exchange rate changes	474	(1,591)
Benefit payments	(2,929)	(2,966)
Fair value of plan assets at December 31	$ 9,962	$ 9,809